Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 7. — Fair Value of Financial Instruments

The use of fair value to measure the Company’s financial instruments is fundamental to its consolidated financial statements and is a critical accounting estimate because a substantial portion of its assets and liabilities are recorded at estimated fair value.

The following table presents the estimated fair value of financial instruments included in the consolidated financial statements as of the dates indicated:

	June 30, 2022				December 31, 2021
	Carrying	Estimated Fair Value			Carrying	Estimated Fair Value
	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$61,173	$61,173	$—	$—	$29,555	$29,555	$—	$—
Restricted cash	5,196	5,196	—	—	5,657	5,657	—	—
Mortgage loans held-for-sale	37,035	—	37,035	—	308,477	—	308,477	—
Mortgage servicing rights	850	—	—	850	749	—	—	749
Derivative assets, lending, net (1)	510	—	12	498	3,111	—	—	3,111
Securitized mortgage collateral	—	—	—	—	1,639,251	—	—	1,639,251

Liabilities
Warehouse borrowings	$37,795	$—	$37,795	$—	$285,539	$—	$285,539	$—
Convertible notes	15,000	—	—	15,000	20,000	—	—	20,000
Long-term debt	35,889	—	—	35,889	46,536	—	—	46,536
Securitized mortgage borrowings	—	—	—	—	1,614,862	—	—	1,614,862
Derivative liabilities, lending, net (2)	12	—	12	—	55	—	55	—
(1)	Represents IRLCs and Hedging Instruments and are included in other assets in the accompanying consolidated balance sheets.
(2)	Represents Hedging Instruments and are included in other liabilities in the accompanying consolidated balance sheets.

The fair value amounts above have been estimated by management using available market information and appropriate valuation methodologies. Considerable judgment is required to interpret market data to develop the estimates of fair value in both inactive and orderly markets. Accordingly, the estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

For securitized mortgage collateral and securitized mortgage borrowings, the underlying bonds were collateralized by Alt-A (non-conforming) residential and commercial loans and had limited or no market activity. The Company’s methodology to estimate fair value of these assets and liabilities included the use of internal pricing techniques such as the net present value of future expected cash flows (with observable market participant assumptions, where available) discounted at a rate of return based on the Company’s estimates of market participant requirements. The significant assumptions utilized in these internal pricing techniques, which were based on the characteristics of the underlying collateral, include estimated credit losses, estimated prepayment speeds and appropriate discount rates.

Fair Value Hierarchy

The application of fair value measurements may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability or whether management has elected to carry the item at its estimated fair value.

FASB ASC 820-10-35 specifies a hierarchy of valuation techniques based on whether the inputs to those techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs create the following fair value hierarchy:

●	Level 1 — Quoted prices (unadjusted) in active markets for identical instruments or liabilities that an entity has the ability to assess at measurement date.
●	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices that are observable for an asset or liability, including interest rates and yield curves observable at commonly quoted intervals, prepayment speeds, loss severities, credit risks and default rates; and market-corroborated inputs.
●	Level 3 — Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers is unobservable.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when estimating fair value.

As a result of the lack of observable market data resulting from inactive markets, the Company has classified its MSRs, securitized mortgage collateral and borrowings, derivative assets and liabilities (IRLCs), Notes and long-term debt as Level 3 fair value measurements. Level 3 assets and liabilities measured at fair value on a recurring basis were approximately 1% and 40% and 83% and 84%, respectively, of total assets and total liabilities measured at estimated fair value at June 30, 2022 and December 31, 2021.

Recurring Fair Value Measurements

The Company assesses its financial instruments on a quarterly basis to determine the appropriate classification within the fair value hierarchy, as defined by ASC Topic 810. Transfers between fair value classifications occur when there are changes in pricing observability levels. Transfers of financial instruments among the levels occur at the beginning of the reporting period. There were no material transfers into Level 3 classified instruments during the six months ended June 30, 2022.

The following tables present the Company’s assets and liabilities that are measured at estimated fair value on a recurring basis, including financial instruments for which the Company has elected the fair value option at June 30, 2022 and December 31, 2021, based on the fair value hierarchy:

	Recurring Fair Value Measurements
	June 30, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$37,035	$—	$—	$308,477	$—
Derivative assets, lending, net (1)	—	12	498	—	—	3,111
Mortgage servicing rights	—	—	850	—	—	749
Securitized mortgage collateral	—	—	—	—	—	1,639,251
Total assets at fair value	$—	$37,047	$1,348	$—	$308,477	$1,643,111
Liabilities
Securitized mortgage borrowings	$—	$—	$—	$—	$—	$1,614,862
Long-term debt	—	—	35,889	—	—	46,536
Derivative liabilities, lending, net (2)	—	12	—	—	55	—
Total liabilities at fair value	$—	$12	$35,889	$—	$55	$1,661,398
(1)

At June 30, 2022, derivative assets, lending, net included $498 thousand in IRLCs and $12 thousand in Hedging Instruments included in other assets in the accompanying consolidated balance sheets. At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets.

(2)	At December 31, 2021, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

The following tables present reconciliations for all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended June 30, 2022 and 2021:

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended June 30, 2022

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, March 31, 2022	$—	$—	$856	$846	$(47,549)
Total gains (losses) included in earnings:
Interest income	—	—	—	—	—
Interest expense	—	—	—	—	(357)
Change in fair value	—	—	(6)	(348)	1,980
Change in instrument specific credit risk	—	—	—	—	10,037	(1)
Total gains (losses) included in earnings	—	—	(6)	(348)	11,660
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Fair value, June 30, 2022	$—	$—	$850	$498	$(35,889)
(1)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended June 30, 2021

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, March 31, 2021	$2,038,545	$(2,028,210)	$498	$5,078	$(45,361)
Total gains (losses) included in earnings:
Interest income (1)	(4,722)	—	—	—	—
Interest expense (1)	—	(8,909)	—	—	(418)
Change in fair value	(2,550)	722	(37)	(816)	1,417
Change in instrument specific credit risk	—	—	—	—	(538)	(2)
Total gains (losses) included in earnings	(7,272)	(8,187)	(37)	(816)	461
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	92	—	—
Settlements	(172,850)	189,173	—	—	—
Fair value, June 30, 2021	$1,858,423	$(1,847,224)	$553	$4,262	$(44,900)
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $2.1 million for the three months ended June 30, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.

The following tables present reconciliations for all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2022 and 2021:

	Level 3 Recurring Fair Value Measurements
	For the Six Months Ended June 30, 2022

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Total gains (losses) included in earnings:
Interest income (1)	2,019	—	—	—	—
Interest expense (1)	—	(7,564)	—	—	(743)
Change in fair value	9,248	—	55	(2,613)	3,622
Change in instrument specific credit risk	—	—	—	—	7,768	(2)
Total gains (losses) included in earnings	11,267	(7,564)	55	(2,613)	10,647
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	46	—	—
Settlements	(1,650,518)	1,622,426	—	—	—
Fair value, June 30, 2022	$—	$—	$850	$498	$(35,889)
Unrealized gains (losses) still held (3)	$—	$—	$850	$498	$26,111
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities prior to the sale in March 2022. Net interest income, including cash received and paid, was $1.2 million for the six months ended June 30, 2022. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive gain (loss) in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at June 30, 2022.

	Level 3 Recurring Fair Value Measurements
	For the Six Months Ended June 30, 2021

				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income (1)	(9,479)	—	—	—	—
Interest expense (1)	—	(18,018)	—	—	(724)
Change in fair value	79,857	(85,230)	1	(3,013)	2,442
Change in instrument specific credit risk	—	—	—	—	(2,205)	(2)
Total gains (losses) included in earnings	70,378	(103,248)	1	(3,013)	(487)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	213	—	—
Settlements	(312,130)	342,581	—	—	—
Fair value, June 30, 2021	$1,858,423	$(1,847,224)	$553	$4,262	$(44,900)
Unrealized (losses) gains still held (3)	$(186,507)	$2,397,426	$553	$4,262	$17,100
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $4.3 million for the three and six months ended June 30, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive gain (loss) is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at June 30, 2021

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and nonrecurring basis at June 30, 2022 and December 31, 2021:

		June 30, 2022		December 31, 2021
	Unobservable	Range of	Weighted	Range of	Weighted
Financial Instrument	Input	Inputs	Average	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	Prepayment rates	—%	—%	2.9 – 46.3%	10.7%
Securitized mortgage borrowings	Default rates	—%	—%	0.06 – 4.3%	1.7%
	Loss severities	—%	—%	0.01 – 97.6%	70.1%
	Discount rates	—%	—%	2.1 – 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	Discount rates	12.5 – 15.0%	12.8%	12.5 – 15.0%	12.8%
	Prepayment rates	7.5 – 12.5%	8.5%	8.01 – 29.1%	10.3%
Derivative assets - IRLCs, net	Pull-through rates	40.0 – 99.0%	69.5%	50.0 – 98.0%	79.0%
Long-term debt	Discount rates	14.2%	14.2%	8.6%	8.6%

For other assets and liabilities, a significant increase in discount rates would result in a significantly lower estimated fair value. A significant increase or decrease in pull-through rate assumptions would result in a significant increase or decrease, respectively, in the fair value of IRLCs. The Company believes that the imprecision of an estimate could be significant.

The following tables present the changes in recurring fair value measurements included in net loss for the three months ended June 30, 2022 and 2021:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Three Months Ended June 30, 2022
			Change in Fair Value of
	Interest	Interest	Net Trust	Long-term	Other Revenue	Gain on Sale
	Income (1)	Expense (1)	Assets	Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$—	$—	$—	$—	$—	$—	$—
Securitized mortgage borrowings	—	—	—	—	—	—	—
Long-term debt	—	(357)	—	1,980	—	—	1,623
Mortgage servicing rights (2)	—	—	—	—	(6)	—	(6)
Mortgage loans held-for-sale	—	—	—	—	—	(217)	(217)
Derivative assets — IRLCs	—	—	—	—	—	(348)	(348)
Derivative liabilities — Hedging Instruments	—	—	—	—	—	(896)	(896)
Total	$—	$(357)	$—	$1,980	$(6)	$(1,461)	$156
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Three Months Ended June 30, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Revenue	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(4,722)	$—	$(2,550)		$—	$—	$—	$(7,272)
Securitized mortgage borrowings	—	(8,909)	722		—	—	—	(8,187)
Long-term debt	—	(418)	—		1,417	—	—	999
Mortgage servicing rights (2)	—	—	—		—	(37)	—	(37)
Mortgage loans held-for-sale	—	—	—		—	—	271	271
Derivative assets — IRLCs	—	—	—		—	—	(816)	(816)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	(2,064)	(2,064)
Total	$(4,722)	$(9,327)	$(1,828)	(3)	$1,417	$(37)	$(2,609)	$(17,106)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the three months ended June 30, 2021, change in the fair value of net trust assets, excluding REO was $1.8 million.

The following tables present the changes in recurring fair value measurements included in net earnings (loss) for the six months ended June 30, 2022 and 2021:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Six Months Ended June 30, 2022
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$2,019	$—	$9,248		$—	$—	$—	$11,267
Securitized mortgage borrowings	—	(7,564)	—		—	—	—	(7,564)
Long-term debt	—	(743)	—		3,622	—	—	2,879
Mortgage servicing rights (2)	—	—	—		—	55	—	55
Mortgage loans held-for-sale	—	—	—		—	—	(7,482)	(7,482)
Derivative assets — IRLCs	—	—	—		—	—	(2,613)	(2,613)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	55	55
Total	$2,019	$(8,307)	$9,248	(3)	$3,622	$55	$(10,040)	$(3,403)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the six months ended June 30, 2022, change in the fair value of net trust assets, excluding REO was $9.2 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Loss
	For the Six Months Ended June 30, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income (1)	Expense (1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(9,479)	$—	79,857		$—	$—	$—	$70,378
Securitized mortgage borrowings	—	(18,018)	(85,230)		—	—	—	(103,248)
Long-term debt	—	(724)	—		2,442	—	—	1,718
Mortgage servicing rights (2)	—	—	—		—	1	—	1
Mortgage loans held-for-sale	—	—	—		—	—	(597)	(597)
Derivative assets — IRLCs	—	—	—		—	—	(3,013)	(3,013)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	(82)	(82)
Total	$(9,479)	$(18,742)	$(5,373)	(3)	$2,442	$1	$(3,692)	$(34,843)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the six months ended June 30, 2021, change in the fair value of net trust assets, excluding REO was $5.4 million.

The following is a description of the measurement techniques for items recorded at estimated fair value on a recurring basis.

Mortgage servicing rights — The Company elected to carry its MSRs arising from its mortgage loan origination operations at estimated fair value. The fair value of MSRs is based upon a discounted cash flow model. The valuation model incorporates assumptions that market participants would use in estimating the fair value of servicing. These assumptions include estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. MSRs are considered a Level 3 measurement at June 30, 2022 and December 31, 2021.

Mortgage loans held-for-sale — The Company elected to carry its mortgage LHFS originated or acquired at estimated fair value. Fair value is based on quoted market prices, where available, prices for other traded mortgage loans with similar characteristics, and purchase commitments and bid information received from market participants. Given the meaningful level of secondary market activity for mortgage loans, active pricing is available for similar assets and accordingly, the Company classifies its mortgage LHFS as a Level 2 measurement at June 30, 2022 and December 31, 2021.

Securitized mortgage collateral — The Company elected to carry its securitized mortgage collateral at fair value. These assets consisted primarily of non-conforming mortgage loans securitized between 2002 and 2007. Fair value measurements were based on the Company’s internal models used to compute the net present value of future expected cash flows with observable market participant assumptions, where available. The Company’s assumptions included its expectations of inputs that other market participants would use in pricing these assets. These assumptions included judgments about the underlying collateral, prepayment speeds, estimated future credit losses, forward interest rates, investor yield requirements and certain other factors. As previously discussed, in March 2022, the Company sold certain certificates, and assigned certain optional termination and loan purchase rights associated with the consolidated securitization trusts for $37.5 million and deconsolidated the securitized mortgage trust assets and liabilities, recording a $9.2 million fair value increase, net of $277 thousand in transaction costs related to the transfer. Securitized mortgage collateral was considered a Level 3 measurement at December 31, 2021.

Securitized mortgage borrowings — The Company elected to carry its securitized mortgage borrowings at fair value. These borrowings consisted of individual tranches of bonds issued by securitization trusts and were primarily backed by non-conforming mortgage loans. Fair value measurements included the Company’s judgments about the underlying collateral and assumptions such as prepayment speeds, estimated future credit losses, forward interest rates, investor yield requirements and certain other factors. As previously discussed, in March 2022, the Company sold certain certificates, and assigned certain optional termination and loan purchase rights associated with the consolidated securitization trusts for $37.5 million and deconsolidated the securitized mortgage trust assets and liabilities, recording a $9.2 million fair value increase, net of $277 thousand in transaction costs related to the transfer. Securitized mortgage borrowings were considered a Level 3 measurement at December 31, 2021.

Long-term debt — The Company elected to carry its junior subordinated notes at fair value. These securities are measured based upon an analysis prepared by management, which considered the Company’s own credit risk, including previous settlements with trust preferred debt holders and discounted cash flow analysis. As of June 30, 2022, long-term debt had UPB of $62.0 million compared to an estimated fair value of $35.9 million. The aggregate UPB exceeded the fair value by $26.1 million at June 30, 2022. The long-term debt is considered a Level 3 measurement at June 30, 2022 and December 31, 2021.

Derivative assets and liabilities, lending — Derivative assets and liabilities, lending are carried at fair value and are accounted for as free standing derivatives. All derivative financial instruments are recognized on the consolidated balance sheets at fair value with changes in the fair values being reported in current period earnings. The derivatives include IRLCs with prospective residential mortgage borrowers whereby the interest rate on the loan is determined prior to funding and the borrowers have locked in that interest rate. These commitments are determined to be derivative instruments in accordance with GAAP. The derivatives also include hedging instruments (typically to-be-announced mortgage-backed securities (TBA MBS), forward loan commitments and interest rate swap futures) used to hedge the fair value changes associated with changes in interest rates relating to its mortgage lending originations. The Company hedges the period from the interest rate lock (assuming a fall-out factor) to the date of the loan sale. The estimated fair value of IRLCs are based on underlying loan types with similar characteristics using the TBA MBS market, which is actively quoted and validated through external sources. The data inputs used in this valuation include, but are not limited to, loan type, underlying loan amount, note rate, loan program and expected sale date of the loan, adjusted for current market conditions. These valuations are adjusted at the loan level to consider the servicing release premium and loan pricing adjustments specific to each loan. For all IRLCs, the base value is then adjusted for the anticipated Pull-through Rate. The anticipated Pull-through Rate is an unobservable input based on historical experience, which results in classification of IRLCs as a Level 3 measurement at June 30, 2022 and December 31, 2021. The fair value of the Hedging Instruments is based on the actively quoted TBA MBS market using observable inputs related to characteristics of the underlying MBS stratified by product, coupon and settlement date. Therefore, the Hedging Instruments are classified as a Level 2 measurement at June 30, 2022 and December 31, 2021. The Company also utilizes swap futures to hedge interest rate risk. These instruments are actively traded in a liquid market and classified as Level 1 inputs.

The following table includes information for the derivative assets and liabilities related to lending for the periods presented:

			Total Gains (Losses)		Total Gains (Losses)
	Notional Amount		For the Three Months Ended		For the Six Months Ended
	June 30,	December 31,	June 30,		June 30,
	2022	2021	2022	2021	2022	2021
Derivative – IRLC's (1)	$55,175	$255,150	$(348)	$(816)	$(2,613)	$(3,013)
Derivative – TBA MBS (1)	12,500	102,000	1,072	(2,379)	4,760	2,832
Derivative – Swap Futures (1)	3,300	—	(106)	—	1,300	—
(1)	Amounts included in gain on sale of loans, net within the accompanying consolidated statements of operations and comprehensive loss.

Nonrecurring Fair Value Measurements

The Company is required to measure certain assets and liabilities at estimated fair value from time to time. These fair value measurements typically result from the application of specific accounting pronouncements under GAAP. The fair value measurements are considered nonrecurring fair value measurements under FASB ASC 820-10.

There were no financial or non-financial assets measured using nonrecurring fair value measurements at June 30, 2022.

The following tables present financial and non-financial assets measured using nonrecurring fair value measurements at June 30, 2022 and 2021, and total (losses) gains for the three and six months ended June 30, 2022 and 2021, respectively:

	Nonrecurring Fair Value Measurements			Total Losses (1)
	June 30, 2022			For the Three Months Ended	For the Six Months Ended
	Level 1	Level 2	Level 3	June 30, 2022	June 30, 2022
ROU asset impairment	—	—	8,366	(123)	(123)
(1)	Total losses reflect losses from all nonrecurring measurements during the period.

	Nonrecurring Fair Value Measurements			Total (Losses) Gains (1)
	June 30, 2021			For the Three Months Ended	For the Six Months Ended
	Level 1	Level 2	Level 3	June 30, 2021	June 30, 2021
REO (2)	$—	$4,251	$—	$(313)	$1,559
(1)	Total gains (losses) reflect gains (losses) from all nonrecurring measurements during the period.
(2)

For the three and six months ended June 30, 2021, the Company recorded $(313) thousand and $1.6 million, respectively, in (losses) gains related to changes in NRV of properties. Losses represent impairment of the NRV attributable to an increase in state specific loss severities on properties held during the period which resulted in a decrease to NRV. Gains represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.

Real estate owned—REO consists of residential real estate (within securitized mortgage trust assets) acquired in satisfaction of loans. Upon foreclosure, REO is adjusted to the estimated fair value of the residential real estate less estimated selling and holding costs, offset by expected contractual mortgage insurance proceeds to be received, if any. Subsequently, REO is recorded at the lower of carrying value or estimated fair value less costs to sell. REO balance representing REOs which have been impaired subsequent to foreclosure are subject to nonrecurring fair value measurement and are included in the nonrecurring fair value measurements tables. Fair values of REO are generally based on observable market inputs, and are considered Level 2 measurements at December 31, 2021.

ROU asset impairment—The Company performs reviews of its ROU assets for impairment when evidence exists that the carrying value of an asset may not be recoverable. During the first quarter of 2022, the Company recorded a $123 thousand ROU asset impairment charge related to the sublease of approximately 29,000 square feet of a floor within the Company’s corporate office, reducing the carrying value of the lease asset to its estimated fair value. The impairment charge is included in general, administrative and other expense in the consolidated statements of operations and comprehensive loss. ROU asset was considered a Level 3 fair value measurement at June 30, 2022.

Note 9. — Fair Value of Financial Instruments

The use of fair value to measure the Company’s financial instruments is fundamental to its consolidated financial statements and is a critical accounting estimate because a substantial portion of its assets and liabilities are recorded at estimated fair value.

FASB ASC 825 requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate such fair values. The Company uses exit price notion when measuring the fair values of financial instruments for disclosure purposes. The following table presents the estimated fair value of financial instruments included in the consolidated financial statements as of the dates indicated:

	December 31, 2021				December 31, 2020
	Carrying	Estimated Fair Value			Carrying	Estimated Fair Value
	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$29,555	$29,555	$—	$—	$54,150	$54,150	$—	$—
Restricted cash	5,657	5,657	—	—	5,602	5,602	—	—
Mortgage loans held-for-sale	308,477	—	308,477	—	164,422	—	164,422	—
Mortgage servicing rights	749	—	—	749	339	—	—	339
Derivative assets, lending, net(1)	3,111	—	—	3,111	7,275	—	—	7,275
Securitized mortgage collateral	1,639,251	—	—	1,639,251	2,100,175	—	—	2,100,175
Liabilities
Warehouse borrowings	$285,539	$—	$285,539	$—	$151,932	$—	$151,932	$—
Convertible notes	20,000	—	—	20,000	20,000	—	—	20,000
Long-term debt	46,536	—	—	46,536	44,413	—	—	44,413
Securitized mortgage borrowings	1,614,862	—	—	1,614,862	2,086,557	—	—	2,086,557
Derivative liabilities, lending, net(2)	55	—	55	—	143	—	143	—
(1)	Represents IRLCs and are included in other assets in the accompanying consolidated balance sheets.
(2)	Represents Hedging Instruments and are included in other liabilities in the accompanying consolidated balance sheets.

The fair value amounts above have been estimated by management using available market information and appropriate valuation methodologies. Considerable judgment is required to interpret market data to develop the estimates of fair value in both inactive and orderly markets. Accordingly, the estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

For the consolidated non-recourse securitizations, the fair value of the financial liabilities of the consolidated non-recourse securitizations (securitized mortgage borrowings) is more observable than the fair value of the financial assets of the consolidated non-recourse securitizations (securitized mortgage collateral). In accordance with FASB ASU 2014-13, the financial liabilities of the consolidated non-recourse securitizations are the more observable input and measured at fair value and the financial assets are being measured in consolidation as: (1) the sum of the fair value of the securitized mortgage borrowings and the fair value of the beneficial interests retained by the Company less (2) the carrying value of any REO. The resulting amount is allocated to securitized mortgage collateral.

For securitized mortgage collateral and securitized mortgage borrowings, the underlying Alt-A (non-conforming) residential and commercial loans and mortgage-backed securities market have experienced significant declines in market activity, along with a lack of orderly transactions. The Company’s methodology to estimate fair value of these assets and liabilities include the use of internal pricing techniques such as the net present value of future expected cash flows (with observable market participant assumptions, where available) discounted at a rate of return based on the Company’s estimates of market participant requirements. The significant assumptions utilized in these internal pricing techniques, which are based on the characteristics of the underlying collateral, include estimated credit losses, estimated prepayment speeds and appropriate discount rates.

Fair Value Hierarchy

The application of fair value measurements may be on a recurring or nonrecurring basis depending on the accounting principles applicable to the specific asset or liability or whether management has elected to carry the item at its estimated fair value.

FASB ASC 820-10-35 specifies a hierarchy of valuation techniques based on whether the inputs to those techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs create the following fair value hierarchy:

●	Level 1 — Quoted prices (unadjusted) in active markets for identical instruments or liabilities that an entity has the ability to assess at measurement date.
●	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices that are observable for an asset or liability, including interest rates and yield curves observable at commonly quoted intervals, prepayment speeds, loss severities, credit risks and default rates; and market-corroborated inputs.
●	Level 3 — Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when estimating fair value.

As a result of the lack of observable market data resulting from inactive markets, the Company has classified its securitized mortgage collateral and borrowings, derivative assets (IRLCs), Notes and long-term debt as Level 3 fair value measurements. Level 3 assets and liabilities measured at fair value on a recurring basis were approximately 83% and 84% and 90% and 93%, respectively, of total assets and total liabilities measured at estimated fair value at December 31, 2021 and 2020.

Recurring Fair Value Measurements

The Company assesses its financial instruments on a quarterly basis to determine the appropriate classification within the fair value hierarchy, as defined by FASB ASC Topic 810. Transfers between fair value classifications occur when there are changes in pricing observability levels. Transfers of financial instruments among the levels occur at the beginning of the reporting period. There were no material transfers into Level 3 classified instruments during the year ended December 31, 2021.

The following tables present the Company’s assets and liabilities that are measured at estimated fair value on a recurring basis, including financial instruments for which the Company has elected the fair value option at December 31, 2021 and 2020, based on the fair value hierarchy:

	Recurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$308,477	$—	$—	$164,422	$—
Derivative assets, lending, net(1)	—	—	3,111	—	—	7,275
Mortgage servicing rights	—	—	749	—	—	339
Securitized mortgage collateral	—	—	1,639,251	—	—	2,100,175
Total assets at fair value	$—	$308,477	$1,643,111	$—	$164,422	$2,107,789
Liabilities
Securitized mortgage borrowings	$—	$—	$1,614,862	$—	$—	$2,086,557
Long-term debt	—	—	46,536	—	—	44,413
Derivative liabilities, lending, net(2)	—	55	—	—	143	—
Total liabilities at fair value	$—	$55	$1,661,398	$—	$143	$2,130,970
(1)

At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets. At December 31, 2020, derivative assets, lending, net included $7.3 million in IRLCs and is included in other assets in accompanying consolidated balance sheets.

(2)	At December 31, 2021 and 2020, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

The following tables present reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2021
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income(1)	(12,162)	—	—	—	—
Interest expense(1)	—	(37,090)	—	—	(1,499)
Change in fair value	151,759	(145,288)	(126)	(4,164)	2,098
Change in instrument specific credit risk	—	—	—	—	(2,722)	(2)
Total gains (losses) included in earnings	139,597	(182,378)	(126)	(4,164)	(2,123)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	536	—	—
Settlements	(600,521)	654,073	—	—	—
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Unrealized (losses) gains still held(3)	$(104,299)	$2,318,296	$749	$3,111	$15,464
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.1 million for the year ended December 31, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at December 31, 2021.

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2020
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2019	$2,628,064	$(2,619,210)	$41,470	$7,791	$(45,434)
Total (losses) gains included in earnings:
Interest income(1)	747	—	—	—	—
Interest expense(1)	—	(65,421)	—	—	(850)
Change in fair value	(92,562)	79,481	(21,962)	(516)	1,899
Change in instrument specific credit risk	—	—	—	—	(28)	(2)
Total (losses) gains included in earnings	(91,815)	14,060	(21,962)	(516)	1,021
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	2,094	—	—
Settlements	(436,074)	518,593	(21,263)	—	—
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Unrealized (losses) gains still held(3)	$(275,818)	$2,500,674	$339	$7,275	$17,587
(1)

Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.9 million for the year ended December 31, 2020. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.

(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that were still held and reflected in the fair values at December 31, 2020.

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and non-recurring basis at December 31, 2021.

	Estimated	Valuation	Unobservable	Range of	Weighted
Financial Instrument	Fair Value	Technique	Input	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	$1,639,251	Discounted Cash Flow	Prepayment rates	2.9 – 46.3%	10.7%
Securitized mortgage borrowings	(1,614,862)		Default rates	0.06 – 4.3%	1.7%
			Loss severities	0.01 – 97.6%	70.1%
			Discount rates	2.1 – 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	$749	Discounted Cash Flow	Discount rates	12.5 – 15.0%	12.8%
			Prepayment rates	8.01 – 29.1%	10.3%
Derivative assets - IRLCs, net	3,111	Market pricing	Pull-through rates	50.0 – 98.0%	79.0%
Long-term debt	(46,536)	Discounted Cash Flow	Discount rates	8.6%	8.6%

For assets and liabilities backed by real estate, a significant increase in discount rates, default rates or loss severities would result in a significantly lower estimated fair value. The effect of changes in prepayment speeds would have differing effects depending on the seniority or other characteristics of the instrument. For other assets and liabilities, a significant increase in discount rates would result in a significantly lower estimated fair value. A significant increase or decrease in pull-through rate assumptions would result in a significant increase or decrease, respectively, in the fair value of IRLCs. The Company believes that the imprecision of an estimate could be significant.

The following tables present the changes in recurring fair value measurements included in net losses for the years ended December 31, 2021 and 2020:

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(12,162)	$—	$151,759		$—	$—	$—	$139,597
Securitized mortgage borrowings	—	(37,090)	(145,288)		—	—	—	(182,378)
Long-term debt	—	(1,499)	—		2,098	—	—	599
Mortgage servicing rights(2)	—	—	—		—	(126)	—	(126)
Mortgage loans held-for-sale	—	—	—		—	—	3,395	3,395
Derivative assets – IRLCs	—	—	—		—	—	(4,164)	(4,164)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	88	88
Total	$(12,162)	$(38,589)	$6,471	(3)	$2,098	$(126)	$(681)	$(42,989)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2021, change in the fair value of trust assets, excluding REO was $6.5 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2020
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$747	$—	$(92,562)		$—	$—	$—	$(91,815)
Securitized mortgage borrowings	—	(65,421)	79,481		—	—	—	14,060
Long-term debt	—	(850)	—		1,899	—	—	1,049
Mortgage servicing rights(2)	—	—	—		—	(21,962)	—	(21,962)
Mortgage loans held-for-sale	—	—	—		—	—	(15,955)	(15,955)
Derivative assets – IRLCs	—	—	—		—	—	(516)	(516)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	509	509
Total	$747	$(66,271)	$(13,081)	(3)	$1,899	$(21,962)	$(15,962)	$(114,630)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2020, change in the fair value of trust assets, excluding REO was $13.1 million.

The following is a description of the measurement techniques for items recorded at estimated fair value on a recurring basis.

Mortgage servicing rights — The Company elected to carry its mortgage servicing rights arising from its mortgage loan origination operation at fair value. The fair value of mortgage servicing rights is based upon a discounted cash flow model. The valuation model incorporates assumptions that market participants would use in estimating the fair value of servicing. These assumptions include estimates of prepayment speeds, discount rate, cost to service, escrow account earnings, contractual servicing fee income, prepayment and late fees, among other considerations. Mortgage servicing rights are considered a Level 3 measurement at December 31, 2021 and 2020.

Mortgage loans held-for-sale — The Company elected to carry its mortgage LHFS originated or acquired from its mortgage lending operation at fair value. Fair value is based on quoted market prices, where available, prices for other traded mortgage loans with similar characteristics, and purchase commitments and bid information received from market participants. Given the meaningful level of secondary market activity for mortgage loans, active pricing is available for similar assets and accordingly, the Company classifies its mortgage LHFS as a Level 2 measurement at December 31, 2021 and 2020.

Securitized mortgage collateral — The Company elected to carry its securitized mortgage collateral at fair value. These assets consist primarily of non-conforming mortgage loans securitized between 2002 and 2007. Fair value measurements are based on the Company’s internal models used to compute the net present value of future expected cash flows, with observable market participant assumptions, where available. The Company’s assumptions include its expectations of inputs that other market participants would use in pricing these assets. These assumptions include judgments about the underlying collateral, prepayment speeds, estimated future credit losses, forward interest rates, investor yield requirements and certain other factors. As of December 31, 2021, securitized mortgage collateral had an unpaid principal balance of $1.7 billion, compared to an estimated fair value on the Company’s consolidated balance sheets of $1.6 billion. The aggregate unpaid principal balance exceeds the fair value by $0.1 billion at December 31, 2021. As of December 31, 2021, the unpaid principal balance of loans 90 days or more past due was $0.3 billion compared to an estimated fair value of $0.1 billion. The aggregate unpaid principal balances of loans 90 days or more past due exceed the fair value by $0.2 billion at December 31, 2021. Securitized mortgage collateral is considered a Level 3 measurement at December 31, 2021 and 2020.

Securitized mortgage borrowings — The Company elected to carry all of its securitized mortgage borrowings at fair value. These borrowings consist of individual tranches of bonds issued by securitization trusts and are primarily backed by non-conforming mortgage loans. Fair value measurements include the Company’s judgments about the underlying collateral and assumptions such as prepayment speeds, estimated future credit losses, forward interest rates, investor yield requirements and certain other factors. As of December 31, 2021, securitized mortgage borrowings had an outstanding principal balance of $1.7 billion, net of $2.2 billion in bond losses, compared to an estimated fair value of $1.6 billion. The aggregate outstanding principal balance exceeds the fair value by $0.1 billion at December 31, 2021. Securitized mortgage borrowings are considered a Level 3 measurement at December 31, 2021 and 2020.

Long-term debt — The Company elected to carry its remaining long-term debt (consisting of junior subordinated notes) at fair value. These securities are measured based upon an analysis prepared by management, which considered the Company’s own credit risk, including settlements with trust preferred debt holders and discounted cash flow analysis. As of December 31, 2021, long-term debt had an unpaid principal balance of $62.0 million compared to an estimated fair value of $46.5 million. The aggregate unpaid principal balance exceeds the fair value by $15.5 million at December 31, 2021. The long-term debt is considered a Level 3 measurement at December 31, 2021 and 2020.

Derivative assets and liabilities, Lending — The Company’s derivative assets and liabilities are carried at fair value as required by GAAP and are accounted for as free standing derivatives. The derivatives include IRLCs with prospective residential mortgage borrowers whereby the interest rate on the loan is determined prior to funding and the borrowers have locked in that interest rate. These commitments are determined to be derivative instruments in accordance with GAAP. The derivatives also include hedging instruments (typically TBA MBS and forward loan commitments) used to hedge the fair value changes associated with changes in interest rates relating to its mortgage lending originations. The Company hedges the period from the interest rate lock (assuming a fall-out factor) to the date of the loan sale. The estimated fair value of IRLCs are based on underlying loan types with similar characteristics using the TBA MBS market, which is actively quoted and validated through external sources. The data inputs used in this valuation include, but are not limited to, loan type, underlying loan amount, note rate, loan program, expected sale date of the loan, and current market interest rates. These valuations are adjusted at the loan level to consider the servicing release premium and loan pricing adjustments specific to each loan. For all IRLCs, the base value is then adjusted for the anticipated Pull-through Rate, less discounts that would be required by a market participant acquiring the IRLCs. The anticipated Pull-through Rate is an unobservable input based on historical experience, which results in classification of IRLCs as a Level 3 measurement at December 31, 2021 and 2020. The fair value of the Hedging Instruments is based on the actively quoted TBA MBS market using observable inputs related to characteristics of the underlying MBS stratified by product, coupon and settlement date. Therefore, the Hedging Instruments are classified as a Level 2 measurement at December 31, 2021 and 2020.

Nonrecurring Fair Value Measurements

The Company is required to measure certain assets and liabilities at estimated fair value from time to time. These fair value measurements typically result from the application of specific accounting pronouncements under GAAP. The fair value measurements are considered nonrecurring fair value measurements under FASB ASC 820-10.

The following table presents financial and non-financial assets and liabilities measured using nonrecurring fair value measurements at December 31, 2021 and 2020, respectively:

	Nonrecurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
REO(1)	$—	$3,479	$—	$—	$3,173	$—
ROU asset	—	—	10,209	—	—	13,512
(1)	Balance represents REO at December 31, 2021 and December 31, 2020 which has been impaired subsequent to foreclosure.

The following table presents total gains on financial and non-financial assets and liabilities measured using nonrecurring fair value measurements for the years ended December 31, 2021 and 2020, respectively:

	Total Gains(1)
	For the Year Ended December 31,
	2021	2020
REO(2)	$111	$7,393
(1)	Total gains reflect gains from all nonrecurring measurements during the year.
(2)

For the years ended December 31, 2021 and 2020, the Company recorded $111 thousand and $7.4 million, respectively, of gains related to changes in the NRV of REO. Gains represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.

Real estate owned — REO consists of residential real estate acquired in satisfaction of loans. Upon foreclosure, REO is adjusted to the estimated fair value of the residential real estate less estimated selling and holding costs, offset by expected contractual mortgage insurance proceeds to be received, if any. Subsequently, REO is recorded at the lower of carrying value or estimated fair value less costs to sell. REO balance representing REOs which have been impaired subsequent to foreclosure are subject to nonrecurring fair value measurement and included in the nonrecurring fair value measurements tables. Fair values of REO are generally based on observable market inputs, and considered Level 2 measurements at December 31, 2021 and 2020.

ROU asset — The Company performs reviews of its ROU assets for impairment when evidence exists that the carrying value of an asset may not be recoverable. During the first quarter of 2020, the Company recorded a $393 thousand ROU asset impairment charge related to the consolidation of one floor of the Company’s corporate office. The impairment charge is included in general, administrative and other expense in the consolidated statements of operations and comprehensive loss. ROU asset was considered a Level 3 fair value measurement at December 31, 2021 and December 31, 2020.